1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
COREY F. ROSE corey.rose@dechert.com +1 202 261 3314 Direct

March 1, 2019

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 161 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with changes to the name, investment objective, principal investment strategies and principal risks of The Hartford Balanced Fund, a series of the Registrant, which could be construed as material. With respect to The Hartford Balanced Fund, these changes will take effect on May 1, 2019, and shareholders of the Fund will be notified of the changes via a supplement dated March 1, 2019 to the Fund’s prospectus and summary prospectus.

Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become on May 1, 2019. No fee is required in connection with this filing. Please contact me at (202) 261-3314 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

Sincerely,

/s/ Corey F. Rose

Corey F. Rose

cc:	John V. O’Hanlon